Average Annual Total Returns{- Franklin Small-Mid Cap Growth VIP Fund} - FTVIP Class 4-61 - Franklin Small-Mid Cap Growth VIP Fund	Class 4 Return Before Taxes Past 1 year	Class 4 Return Before Taxes Past 5 years	Class 4 Return Before Taxes Past 10 years	Russell Midcap Growth Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Russell Midcap Growth Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Russell Midcap Growth Index (index reflects no deduction for fees, expenses or taxes) Past 10 years	S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	55.01%	19.41%	13.93%	35.59%	18.65%	15.04%	18.40%	15.21%	13.88%